Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	12 Months Ended
Dec. 31, 2017
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)

43. Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)

The breakdown of Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net) is as follows:

	2015	2016	2017

Gains:
On disposal of tangible assets	7	20	6

	7	20	6